Submission	Apr. 30, 2026
Submission [Line Items]
Central Index Key	0001866782
Registrant Name	Codere Online Luxembourg, S.A.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A